CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Schedule of Changes in Financial Assets using Unobservable Inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in financial assets using unobservable inputs (Level 3)
Balance at the beginning of the period	$ 1,700	$ 5,700	$ 48,200
Less: Share of loss from associates			(13,954)
Less: Impairment charges	(1,308)	(4,300)	(8,846)
Less: Cash collection			(10,000)
Less: Transfer-out from available-for-sale investments	$ (392)		(10,000)
Add: New investment in convertible bonds		300	500
Add: Unrealized gain			(200)
Balance at the end of the period		$ 1,700	$ 5,700